UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2014

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill All Cap Fund
(SBHAX)

Segall Bryant & Hamill Small Cap Value Fund
(SBHVX)

ANNUAL REPORT
June 30, 2014

Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill All Cap Fund
Shareholder Letter	1
Fund Performance	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Segall Bryant & Hamill Small Cap Value Fund
Shareholder Letter	12
Fund Performance	15
Schedule of Investments	16
Statement of Assets and Liabilities	20
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	31
Supplemental Information	32
Expense Example	34

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

SBH All Cap Mutual Fund (SBHAX)

The SB& H All Cap Fund generated a return, net after expenses, of 14.40% in its first (partial) fiscal year of operations, which trailed the return of the Fund’s Benchmark, the Russell 3000 Index, which produced a return of 18.71 in the same eleven-month period, ending June 30, 2014. In terms of attribution analysis, the negative return was due in part to the Allocation Effect (in what sectors the portfolio was invested) by 77 basis points (bps: one one-hundredth of a percent) and 217 bps was the result of Selection Effect (what particular companies within each sector were chosen). The biggest adverse Attribution impacts came from Selection in Information Technology (-165 bps) and holding cash (-109 bps). The largest positive source of Attribution came from Selection in the financial sector, adding 87 bps to returns.

As this is the first letter that we are sending to shareholders, we thought it might be useful to spend a few moments briefly describing our philosophy and process in order to give you a feel for how the portfolio is constructed. To begin with, the decision to buy a security in the portfolio ( and we will use “stock” rather than “security” for the remainder of this letter as the fund will hold primarily stocks in the normal course of events) starts with our analysis of the fundamental outlook of a company. We seek to identify those companies, which we believe are highly profitable, particularly as measured against the capital they are deploying, and have the ability to sustain high levels of profitability over time. The universe of such companies that we consider are any that trade on a U.S. exchange or are subject to the reporting requirements of the S.E.C. Consequently, the index we have chosen as a benchmark is the Russell 3000 Index, a capitalization weighted index that represents a broad range of the domestic equity market.

The potential advantage such companies possess may come from a variety of reasons: economies of scale, patent protection, the advantage of being a first-mover, or low- cost producer are some examples. We try to understand this competitive advantage to assess how sustainable it is. Over time, the forces of competition grind away at even the most secure of franchises to reduce their profitability levels down to their cost of capital, or breakeven. Some companies are better able to adapt and adjust than others. We then look for companies that have the opportunity to re-invest the profits they generate back into the business at high return levels. For those companies which possess the twin characteristics of sustainably high returns and good growth potential, we work out what we estimate is the value of the company ( which we refer to internally as the “intrinsic value” of a stock) and compare it to the market price. Companies that are selling at a sufficiently large discount to their intrinsic value, which we consider important as a margin of safety against the riskiness associated with all forecasting, are the ones that make it into the portfolio. Over time, we are able to use the same methodology to monitor existing holdings. If the current price of a stock reaches its intrinsic value without the responsible analyst being able to re-generate the model at a commensurately higher i.v., that will likely lead to a sale. We take the release of news—earnings reports, new product announcements—to see how it will alter our estimate of intrinsic value.

As might be expected from the foregoing description, our decision to buy a stock is not influenced extensively by our view of “the market.” We see a market of stocks rather than a stock market. That said, no investment process takes place in a vacuum, and we do have an overview in which we consider our choices. Our sense of that view at mid-year is the following. Like many other observers, we have been struck by the tepid pace of the recovery following the 2008-09 recession. While the economy has indeed recovered, the pace of that recovery has been much slower than all other post-World War II downturns. The financial markets, fueled by heavy buying of financial assets by the Fed, have done much better. By some measures, it seems to us that the market has almost fully discounted the likely improvement in profits this economy can produce in the next 12 months. We are also concerned that the low level of interest rates the Federal Reserve has engineered has led to an increasingly-desperate search for income on the part of investors, which may be partly behind the strength of the stock market. “T.I.N.A.”, an acronym for There Is No Alternative is how one commentator has put it. “Water, water, everywhere/ and not a drop to drink,” also comes to mind. As such, we approach the market with some greater degree of skepticism than usual, which is probably not a bad way to do so all the time, come to think of it.

10 S. Wacker Dr. ~ Suite 3500 ~ Chicago, Illinois 60606 ~ Toll Free: 800-836-4265 ~ Fax: 312-474-0521 ~ www.sbhic.com

We are appreciative of your support.

Ralph M. Segall, CFA, CIC
Chief Investment Officer

Suresh Rajagopal, CFA
Principal/Senior Portfolio Manager/Equity Analyst

The views in this letter were as of June 30, 2014 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

The Fund’s principal risks are: Market Risk: The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. Small- and Mid-Cap Company Risk: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Management Risk: The Fund’s portfolio is actively managed. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

10 S. Wacker Dr. ~ Suite 3500 ~ Chicago, Illinois 60606 ~ Toll Free: 800-836-4265 ~ Fax: 312-474-0521 ~ www.sbhic.com

Segall Bryant & Hamill All Cap Fund
FUND PERFORMANCE at June 30, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Russell 3000 Index.  Results include the reinvestment of all dividends and capital gains.

The Russell 3000 Index measures the performance of the largest 3,000 US companies.

The index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.

Total Returns as of June 30, 2014	6 Months	Since Inception* (7/31/13)
Segall Bryant & Hamill All Cap Fund	4.57%	14.40%
Russell 3000 Index	6.94%	18.71%

*	Cumulative

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Fund were 1.36% and 1.10%, respectively, which were stated in the current prospectus as of the date of this report.  The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.10% of the average daily net assets of the Fund.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual agreement is in effect until October 31, 2014.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014

Number of Shares		Value

	COMMON STOCKS – 97.1%
	COMMUNICATIONS – 6.3%
3,350	CBS Corp. - Class B	$208,169
4,615	Comcast Corp. - Class A	247,733
2,075	Discovery Communications, Inc. - Class A*	154,131
710	Google, Inc. - Class C*	408,449
		1,018,482
	CONSUMER DISCRETIONARY – 9.9%
3,885	Fastenal Co.	192,269
3,000	Gildan Activewear, Inc.1	176,640
15,870	LKQ Corp.*	423,570
4,160	Macy's, Inc.	241,363
4,140	TJX Cos., Inc.	220,041
5,340	VF Corp.	336,420
		1,590,303
	CONSUMER STAPLES – 9.8%
4,080	Dollar General Corp.*	234,029
2,250	Energizer Holdings, Inc.	274,567
2,800	Estee Lauder Cos., Inc. - Class A	207,928
1,850	JM Smucker Co.	197,155
3,745	Nestle S.A. - ADR1	290,874
4,650	TreeHouse Foods, Inc.*	372,325
		1,576,878
	ENERGY – 9.4%
2,710	Cameron International Corp.*	183,494
2,100	EOG Resources, Inc.	245,406
3,265	Halliburton Co.	231,848
3,075	Schlumberger Ltd.1	362,696
5,950	Whiting Petroleum Corp.*	477,488
		1,500,932
	FINANCIALS – 17.4%
9,865	Air Lease Corp. - Class A	380,592
4,800	American International Group, Inc.	261,984
1,745	Berkshire Hathaway, Inc. - Class B*	220,847
5,870	Discover Financial Services	363,823
5,470	First Republic Bank	300,795
14,935	FNB Corp.	191,467
2,650	JPMorgan Chase & Co.	152,693
3,585	Reinsurance Group of America, Inc.	282,856
16,375	Umpqua Holdings Corp.	293,440
1,655	Visa, Inc. - Class A	348,725
		2,797,222

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE – 17.2%
4,465	Agilent Technologies, Inc.	$256,469
2,765	Baxter International, Inc.	199,909
2,995	Danaher Corp.	235,796
14,785	Hologic, Inc.*	374,800
7,510	Hospira, Inc.*	385,789
1,500	Johnson & Johnson	156,930
1,365	Mettler-Toledo International, Inc.*	345,591
1,940	Pall Corp.	165,657
2,980	Perrigo Co.1	434,365
2,230	Techne Corp.	206,431
		2,761,737
	INDUSTRIALS – 12.4%
3,145	Honeywell International, Inc.	292,328
6,750	ITT Corp.	324,675
1,175	Precision Castparts Corp.	296,570
2,335	Roper Industries, Inc.	340,933
2,840	Stericycle, Inc.*	336,313
2,260	WABCO Holdings, Inc.*	241,413
1,845	WESCO International, Inc.*	159,371
		1,991,603
	MATERIALS – 3.0%
5,400	Constellium N.V.* 1	173,124
3,220	LyondellBasell Industries N.V. - Class A1	314,433
		487,557
	TECHNOLOGY – 11.7%
4,390	Analog Devices, Inc.	237,367
2,270	Apple, Inc.	210,951
6,345	Aspen Technology, Inc.*	294,408
5,445	Guidewire Software, Inc.*	221,394
2,215	IHS, Inc. - Class A*	300,509
3,715	Microsoft Corp.	154,916
4,055	NXP Semiconductor N.V.* 1	268,360
3,500	Red Hat, Inc.*	193,445
		1,881,350
	TOTAL COMMON STOCKS (Cost $13,825,174)	15,606,064

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2014

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.9%
$470,290	UMB Money Market Fiduciary, 0.01%2	$470,290
	TOTAL SHORT-TERM INVESTMENTS (Cost $470,290)	470,290

	TOTAL INVESTMENTS – 100.0% (Cost $14,295,464)	16,076,354
	Liabilities in Excess of other assets – 0.0%	(2,504)

	TOTAL NET ASSETS – 100.0%	$16,073,850

ADR – American Depositary Receipt

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
SUMMARY OF INVESTMENTS
As of June 30, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	17.4%
Health Care	17.2%
Industrials	12.4%
Technology	11.7%
Consumer Discretionary	9.9%
Consumer Staples	9.8%
Energy	9.4%
Communications	6.3%
Materials	3.0%
Total Common Stocks	97.1%
Total Short-Term Investments	2.9%
Total Investments	100.0%
Liabilities in Excess of other assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2014

Assets:
Investments, at value (cost $14,295,464)	$16,076,354
Receivables:
Dividends and interest	9,623
Due from Advisor	8,203
Prepaid expenses	20,971
Prepaid offering costs	2,347
Total assets	16,117,498

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	2,330
Auditing fees	15,858
Fund accounting fees	4,559
Transfer agent fees and expenses	4,416
Administration fees	4,152
Custody fees	2,104
Chief Compliance Officer fees	988
Accrued other expenses	9,241
Total liabilities	43,648

Net Assets	$16,073,850

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$14,123,196
Accumulated net investment loss	-
Accumulated net realized gain on investments	169,764
Net unrealized appreciation on investments	1,780,890
Net Assets	$16,073,850

Number of shares issued and outstanding	1,405,127
Net asset value per share	$11.44

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF OPERATIONS
For the Period July 31, 2013* through June 30, 2014

Investment Income:
Dividends (net of withholding taxes of $1,292)	$105,312
Interest	54
Total investment income	105,366

Expenses:
Advisory fees	101,315
Administration fees	33,715
Fund accounting fees	28,218
Transfer agent fees and expenses	26,322
Offering costs	24,865
Registration fees	20,067
Auditing fees	15,858
Custody fees	15,515
Legal fees	14,809
Shareholder servicing fees (Note 7)	9,975
Miscellaneous	8,919
Chief Compliance Officer fees	6,750
Shareholder reporting fees	4,335
Trustees' fees and expenses	3,610
Insurance fees	1,099

Total expenses	315,372
Advisory fees waived	(101,315)
Other expenses absorbed	(82,944)
Net expenses	131,113
Net investment loss	(25,747)

Realized and Unrealized Gain from Investments:
Net realized gain on investments	184,859
Net change in unrealized appreciation/depreciation on investments	1,780,890
Net realized and unrealized gain on investments	1,965,749

Net Increase in Net Assets from Operations	$1,940,002

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period July 31, 2013* through June 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(25,747)
Net realized gain on investments	184,859
Net change in unrealized appreciation/depreciation on investments	1,780,890
Net increase in net assets resulting from operations	1,940,002

Capital Transactions:
Net proceeds from shares sold	14,822,431
Cost of shares redeemed1	(688,583)
Net increase in net assets from capital transactions	14,133,848

Total increase in net assets	16,073,850

Net Assets:
Beginning of period	-
End of period	$16,073,850

Accumulated net investment loss	$-

Capital Share Transactions:
Shares sold	1,470,461
Shares redeemed	(65,334)
Net increase in capital share transactions	1,405,127

*	Commencement of operations.
1	Net of redemption fee proceeds of $80.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill All Cap Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period July 31, 2013* through June 30, 2014
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.02)
Net realized and unrealized gain on investments	1.46
Total from investment operations	1.44

Redemption fee proceeds	-	2

Net asset value, end of period	$11.44

Total return3	14.40%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.64%	5
After fees waived and expenses absorbed	1.10%	5
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.76)%	5
After fees waived and expenses absorbed	(0.22%)	5
Portfolio turnover rate	36%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

SBH Small Cap Value Mutual Fund (SBHVX)

In the first (partial) year, SBHVX returned 14.88% for the July 31, 2013 to June 30, 2014 period after consideration of fees. The Russell 2000 Value benchmark returned 15.14% for the same period. After consideration of fees on the benchmark, SBHVX performed in-line overall. In terms of attribution analysis, all the of the relative shortfall and then some can be ascribed to the drag from holding cash, which reduced returns in the period by roughly 90 basis points [bps; one on-hundredth of a percentage point]. While the Fund will always maintain a cash position and therefore have to deal with the impact of holding a low earning asset in a rising market, the impact was magnified this first year of operation. Cash balances were involuntarily high as subscriptions flowing in were disproportionately large relative to a small asset base. Focusing on just the equity portion of the portfolio, both the Financials and Materials sectors returned roughly 100 basis points of relative performance, while Consumer Discretionary lost a little more than 100 basis points. Given our bottom up focus, the majority of our performance comes from stock selection, and indeed, stock selection had twice the impact of allocation this past year. Specifically, our focus on companies that have improving Return On Invested Capital (ROIC) profiles in order to achieve returns above cost of capital remains our priority. We believe that when a company’s culture and incentives are appropriately aligned, it can drive value creation for shareholders.

Given this is our first annual letter to shareholders, we think it important to briefly speak to our philosophy. The strategy by which the Fund has been invested is the same that we have been using for other small cap value portfolios since the beginning of 2008. Our investment team utilizes ROIC as our primary focus when we are analyzing companies and speaking with management teams. We analyze several hundred companies a year. This research requires that our analysis not just understand balance sheets and income statements, but also, and in particular, cultural awareness of the firms we own. We meet with management teams, do facility tours, and speak with management in follow-up calls in order to better understand their opportunities for generating higher ROIC.

This past year, we have used this analytical methodology to uncover some interesting companies that displayed improving ROIC profiles. In several instances, we saw that companies’ management teams had adjusted incentive plans to better focus on returns in order to better drive ROIC higher. We think such changes are one key to align a culture for long term value creation. We have included a chart, Figure 1, generated by Furey Research that shows why change in ROIC has historically been an important concentration. This, coupled with getting those returns to well above cost of capital, creates a powerful combination of value creation, which is depicted in Figure 2.

10 S. Wacker Dr. ~ Suite 3500 ~ Chicago, Illinois 60606 ~ Toll Free: 800-836-4265 ~ Fax: 312-474-0521 ~ www.sbhic.com

Figure 1*

Source: Furey Research Partners and FactSet; as of June 30, 2014
Best “Change in ROIC” is the top quintile of incremental change in ROIC

Figure 2 *

Source: Furey Research Partners and FactSet; as of June 30, 2014

*	The quintiles are reconstituted quarterly and are constructed by placing an equal number of companies into each of the five quintiles according to their rank for Last Twelve Months (LTM) ROIC.

10 S. Wacker Dr. ~ Suite 3500 ~ Chicago, Illinois 60606 ~ Toll Free: 800-836-4265 ~ Fax: 312-474-0521 ~ www.sbhic.com

We are grateful for your support in our first eleven months as a mutual fund.  Our investment team is excited about the opportunities we see in the marketplace.

Thank you for your support,

Mark T. Dickherber, CPA, CFA
Principal/Senior Portfolio Manager/Equity Analyst

Shaun P. Nicholson
Senior Equity Analyst/Associate Portfolio Manager

The views in this letter were as of June 30, 2014 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

The Fund’s principal risks are: Market Risk: The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. Small- and Mid-Cap Company Risk: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Management Risk: The Fund’s portfolio is actively managed. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

10 S. Wacker Dr. ~ Suite 3500 ~ Chicago, Illinois 60606 ~ Toll Free: 800-836-4265 ~ Fax: 312-474-0521 ~ www.sbhic.com

Segall Bryant & Hamill Small Cap Value Fund
FUND PERFORMANCE at June 30, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Russell 2000 Value Index.  Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Value Index is a subset of the Russell 3000 index and measures the performance of the 2,000 small cap value companies.

The index does not reflect expenses, fees or sales charge, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.

Total Returns as of June 30, 2014	6 Months	Since Inception* (7/31/13)
Segall Bryant & Hamill Small Cap Value Fund	4.02%	14.88%
Russell 2000 Value Index	4.20%	15.14%

*    Cumulative

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Fund were 1.46% and 1.20%, respectively, which were stated in the current prospectus as of the date of this report.  The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.20% of the average daily net assets of the Fund.  In the absence of such waivers, the Fund’s returns would have been lower.  The contractual agreement is in effect until October 31, 2014.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014

Number of Shares		Value

	COMMON STOCKS – 94.9%
	CONSUMER DISCRETIONARY – 10.0%
8,035	Actuant Corp. - Class A	$277,770
4,310	Bob Evans Farms, Inc.	215,715
9,170	Cato Corp. - Class A	283,353
16,050	Chico's FAS, Inc.	272,208
8,955	Children's Place, Inc.	444,437
7,095	Guess?, Inc.	191,565
9,825	Kirkland's, Inc.*	182,254
11,135	TriMas Corp.*	424,578
24,675	Wendy's Co.	210,478
16,298	West Marine, Inc.*	167,217
		2,669,575
	CONSUMER STAPLES – 3.1%
42,915	Chiquita Brands International, Inc.*	465,628
15,395	Pantry, Inc.*	249,399
4,010	Seneca Foods Corp. - Class A*	122,706
		837,733
	ENERGY – 6.0%
10,035	Comstock Resources, Inc.	289,409
3,875	EnerSys, Inc.	266,561
15,395	Kodiak Oil & Gas Corp.* 1	223,997
29,805	McDermott International, Inc.* 1	241,123
48,986	Parker Drilling Co.*	319,389
34,645	PetroQuest Energy, Inc.*	260,530
		1,601,009
	FINANCIALS – 20.7%
18,288	Ameris Bancorp*	394,289
4,805	Bancfirst Corp.	297,429
7,565	BankUnited, Inc.	253,276
5,830	Banner Corp.	231,043
7,640	Berkshire Hills Bancorp, Inc.	177,401
12,315	Capstead Mortgage Corp. - REIT	161,942
62,120	Chimera Investment Corp. - REIT	198,163
42,613	First Busey Corp.	247,582
13,810	First Community Bancshares, Inc.	197,897
34,570	First Horizon National Corp.	410,000
25,220	First Niagara Financial Group, Inc.	220,423
12,335	Fulton Financial Corp.	152,831
26,480	Investors Bancorp, Inc.	292,604
8,625	Lakeland Financial Corp.	329,130
13,735	Peoples Bancorp, Inc.	363,291
5,350	Piper Jaffray Cos.*	276,970
10,155	Simmons First National Corp. - Class A	400,005

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
17,795	TFS Financial Corp.*	$253,757
16,920	Umpqua Holdings Corp.	303,206
8,845	Urstadt Biddle Properties, Inc. - Class A - REIT	184,684
6,330	WesBanco, Inc.	196,483
		5,542,406
	HEALTH CARE – 8.0%
7,205	Alere, Inc.*	269,611
135,293	Alphatec Holdings, Inc.*	220,528
10,920	Emergent Biosolutions, Inc.*	245,263
4,365	Haemonetics Corp.*	153,997
4,585	Hill-Rom Holdings, Inc.	190,323
11,575	LHC Group, Inc.*	247,358
27,229	OraSure Technologies, Inc.*	234,442
16,160	Orthofix International N.V.* 1	585,800
		2,147,322
	INDUSTRIALS – 14.0%
5,240	Applied Industrial Technologies, Inc.	265,825
4,475	Astec Industries, Inc.	196,363
8,951	AZZ, Inc.	412,462
4,533	CLARCOR, Inc.	280,366
4,420	EMCOR Group, Inc.	196,823
15,401	ESCO Technologies, Inc.	533,491
34,062	Great Lakes Dredge & Dock Corp.*	272,155
9,280	Hillenbrand, Inc.	302,714
14,520	ITT Corp.	698,412
9,825	Orbital Sciences Corp.*	290,329
4,695	Watts Water Technologies, Inc. - Class A	289,822
		3,738,762
	MATERIALS – 14.6%
5,685	Allegheny Technologies, Inc.	256,393
7,785	Axiall Corp.	367,997
6,660	Carlisle Cos., Inc.	576,889
5,785	Dynamic Materials Corp.	128,022
14,585	Harsco Corp.	388,399
10,700	Innospec, Inc.	461,919
5,409	Minerals Technologies, Inc.	354,722
25,165	Myers Industries, Inc.	505,565
9,880	OM Group, Inc.	320,408
13,430	PH Glatfelter Co.	356,298
3,649	Sensient Technologies Corp.	203,322
		3,919,934

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY – 15.5%
101,820	Aviat Networks, Inc.*	$130,330
105,900	Axcelis Technologies, Inc.*	211,800
9,280	BroadSoft, Inc.*	244,899
48,519	Electro Scientific Industries, Inc.	330,414
20,501	Logitech International S.A.1	267,128
8,001	NETGEAR, Inc.*	278,195
12,175	Oplink Communications, Inc.*	206,610
34,720	Polycom, Inc.*	435,041
6,550	PTC, Inc.*	254,140
48,800	Radisys Corp.*	170,312
39,828	Riverbed Technology, Inc.*	821,652
11,900	Tessera Technologies, Inc.	262,752
13,210	TIBCO Software, Inc.*	266,446
17,360	Vishay Intertechnology, Inc.	268,906
		4,148,625
	UTILITIES – 3.0%
4,870	American States Water Co.	161,830
3,165	Laclede Group, Inc.	153,661
3,495	New Jersey Resources Corp.	199,774
4,945	Portland General Electric Co.	171,443
3,710	Unitil Corp.	125,509
		812,217
	TOTAL COMMON STOCKS (Cost $23,133,219)	25,417,583

Principal Amount

	SHORT-TERM INVESTMENTS – 4.3%
$1,168,843	UMB Money Market Fiduciary, 0.01%2	1,168,843
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,168,843)	1,168,843

	TOTAL INVESTMENTS – 99.2% (Cost $24,302,062)	26,586,426
	Other assets in Excess of liabilities – 0.8%	203,534

	TOTAL NET ASSETS – 100.0%	$26,789,960

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of June 30, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	20.7%
Technology	15.5%
Materials	14.6%
Industrials	14.0%
Consumer Discretionary	10.0%
Health Care	8.0%
Energy	6.0%
Consumer Staples	3.1%
Utilities	3.0%
Total Common Stocks	94.9%
Total Short-Term Investments	4.3%
Total Investments	99.2%
Other assets in Excess of liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2014

Assets:
Investments, at value (cost $24,302,062)	$26,586,426
Receivables:
Investment securities sold	544,836
Dividends and interest	35,695
Due from Advisor	827
Prepaid expenses	21,718
Prepaid offering costs	2,207
Total assets	27,191,709

Liabilities:
Payables:
Investment securities purchased	352,009
Shareholder servicing fees (Note 7)	4,358
Auditing fees	15,999
Fund accounting fees	5,576
Transfer agent fees and expenses	4,941
Administration fees	4,091
Chief Compliance Officer fees	3,831
Custody fees	3,452
Trustees' fees and expenses	37
Accrued other expenses	7,455
Total liabilities	401,749

Net Assets	$26,789,960

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$23,608,133
Accumulated net investment income	23,698
Accumulated net realized gain on investments	873,765
Net unrealized appreciation on investments	2,284,364
Net Assets	$26,789,960

Number of shares issued and outstanding	2,352,398
Net asset value per share	$11.39

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period July 31, 2013* through June 30, 2014

Investment Income:
Dividends (net of withholding taxes of $1,994)	$303,908
Interest	132
Total investment income	304,040

Expenses:
Advisory fees	189,871
Administration fees	33,655
Fund accounting fees	33,241
Custody fees	31,329
Transfer agent fees and expenses	28,868
Registration fees	28,842
Offering costs	24,005
Auditing fees	15,999
Shareholder servicing fees (Note 7)	15,442
Legal fees	12,996
Chief Compliance Officer fees	9,594
Miscellaneous	9,199
Shareholder reporting fees	4,865
Trustees' fees and expenses	3,754
Insurance fees	1,099

Total expenses	442,759
Advisory fees waived	(189,871)
Other expenses absorbed	(13,051)
Net expenses	239,837
Net investment income	64,203

Realized and Unrealized Gain from Investments:
Net realized gain on investments	1,001,672
Net change in unrealized appreciation/depreciation on investments	2,284,364
Net realized and unrealized gain on investments	3,286,036

Net Increase in Net Assets from Operations	$3,350,239

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period July 31, 2013* through June 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$64,203
Net realized gain on investments	1,001,672
Net change in unrealized appreciation/depreciation on investments	2,284,364
Net increase in net assets resulting from operations	3,350,239

Distributions to Shareholders:
From net investment income	(39,551)
From net realized gain	(144,662)
Total distributions to shareholders	(184,213)

Capital Transactions:
Net proceeds from shares sold	24,372,835
Reinvestment of distributions	143,714
Cost of shares redeemed1	(892,615)
Net increase in net assets from capital transactions	23,623,934

Total increase in net assets	26,789,960

Net Assets:
Beginning of period	-
End of period	$26,789,960

Accumulated net investment income	$23,698

Capital Share Transactions:
Shares sold	2,422,631
Shares reinvested	13,635
Shares redeemed	(83,868)
Net increase in capital share transactions	2,352,398

*	Commencement of operations.
1	Net of redemption fee proceeds of $4,033.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period July 31, 2013* through June 30, 2014
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.03
Net realized and unrealized gain on investments	1.45
Total from investment operations	1.48

Less Distributions:
From net investment income	(0.02)
From net realized gain	(0.07)
Total distributions	(0.09)

Net asset value, end of period	$11.39

Total return2	14.88%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,790

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.21%	4
After fees waived and expenses absorbed	1.20%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.69)%	4
After fees waived and expenses absorbed	0.32%	4
Portfolio turnover rate	55%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2014

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.  The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014

Offering costs incurred with the start up of the Funds are amortized on a straight line basis over a period of twelve months from commencement of operations. The All Cap Fund incurred offering costs of approximately $27,211 and the Small Cap Value Fund incurred offering costs of approximately $26,211.

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period July 31, 2013 (commencement of operations) through June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall Bryant & Hamill (the “Advisor”).  Under the terms of the Agreement, the All Cap and Small Cap Value Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.85% and 0.95%, respectively, of each Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.10% of average daily net assets of the All Cap Fund.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.20% of average daily net assets of the Small Cap Value Fund.  These agreements are effective until October 31, 2014, and may be terminated by the Trust’s Board of Trustees.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014

For the period July 31, 2013 (commencement of operations) through June 30, 2014, the Advisor waived its advisory fees and absorbed other expenses totaling $184,259 and $202,922 for the All Cap and Small Cap Value Funds, respectively. The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At June 30, 2014, the amount of these potentially recoverable expenses was $184,259 and $202,922 for the All Cap and Small Cap Value Funds, respectively. The Advisor may recapture all or a portion of these amounts no later than June 30, 2017.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the period July 31, 2013 (commencement of operations) through June 30, 2014, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the period July 31, 2013 (commencement of operations) through June 30, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2014, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Fund	Small Cap Value Fund
Cost of investments	$14,305,570	$24,296,671

Gross unrealized appreciation	$1,908,608	$2,929,744
Gross unrealized depreciation	(137,824)	(639,989)
Net unrealized appreciation on investments	$1,770,784	$2,289,755

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period July 31, 2013 (commencement of operations) through June 30, 2014, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014

Increase (Decrease)
	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
All Cap Fund	$ (10,652)	$ 25,747	$ (15,095)
Small Cap Value Fund	$ (15,801)	$ (954)	$ 16,755

As of June 30, 2014, the components of accumulated earnings on a tax basis were as follows:

	All Cap Fund	Small Cap Value Fund
Undistributed ordinary income	$179,870	$885,832
Undistributed long-term capital gains	-	6,240
Accumulated earnings	179,870	892,072

Accumulated capital and other losses	-	-
Unrealized appreciation on investments	1,770,784	2,289,755
Total accumulated earnings	$1,950,654	$3,181,827

The tax character of the distributions paid during the fiscal period ended June 30, 2014 were as follows:

	All Cap Fund	Small Cap Value Fund
Distributions paid:	2014	2014
Ordinary income	$-	$184,213
Net long-term capital gains	-	-
Total distributions paid	$-	$184,213

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the period July 31, 2013 (commencement of operations) through June 30, 2014, the All Cap and Small Cap Value Funds received $80 and $4,033, respectively, in redemptions fees.

Note 6 – Investment Transactions
For the period July 31, 2013 (commencement of operations) through June 30, 2014, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Fund	$18,053,162	$4,412,847
Small Cap Value Fund	33,193,370	11,061,823

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period July 31, 2013 (commencement of operations) through June 30, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2014, in valuing the Funds’ assets carried at fair value:

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$15,606,064	$-	$-	$15,606,064
Short-Term Investments	470,290	-	-	470,290
Total	$16,076,354	$-	$-	$16,076,354

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$25,417,583	$-	$-	$25,417,583
Short-Term Investments	1,168,843	-	-	1,168,843
Total	$26,586,426	$-	$-	$26,586,426

*	The Funds did not hold any Level 2 or 3 securities at period end.
1	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Note 12 – Results of Shareholder Meeting (Unaudited)
On April 28, 2014, shareholders of the Funds approved the reappointment of Segall Bryant & Hamill as investment adviser to the Funds.  The percentage of shares outstanding and entitled to vote that were present by proxy were 50.49% for the All Cap Fund and 51.10% for the Small Cap Value Fund.  The numbers of shares voted were as follows:

Fund	For	Against	Abstain	Total
All Cap Fund	625,923	-	23,542	649,465
Small Cap Value Fund	1,074,275	-	33,231	1,107,506

Segall Bryant & Hamill Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of June 30, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights for period July 31, 2013 (commencement of operations) through June 30, 2014.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of June 30, 2014 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund as of June 30, 2014, and the results of their operations, the changes in their net assets, and financial highlights for the period July 31, 2013 through June 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2014

Segall Bryant & Hamill Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

For the period ended June 30, 2014, 21.95% of the dividends paid from net investment income, including short-term capital gains (if any), for the Small Cap Value Fund, is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the period ended June 30, 2014, 21.29% of the dividends paid from net investment  income, including short-term capital gains (if any), for the Small Cap Value Fund, qualifies for the dividends received deduction available to corporate shareholders.

Trustees and Officer Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (866) 490-4999. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Retired (2013-present). Executive Vice President, Client Management and Development, Access Data Corp., a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	73	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	73	None
William H. Young a (born 1950) Trustee	Since November 2007	Retired (2014-present). Independent financial services consultant (1996-2014); Interim CEO, Unified Fund Services (now Huntington Fund Services), a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus-NICSA, an investment management trade association (2012-present).	73	None
Interested Trustees:
John P. Zader a ‡ (born 1961) Trustee	Since November 2007	Retired (June 2014-present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant and co-administrator for the Fund, (2006-June 2014). President, Investment Managers Series Trust (December 2007-June 2014).	73	Investment Managers Series Trust II, a registered investment company.

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present).	73	Investment Managers Series Trust II, a registered investment company.
Officers of the Trust
Maureen Quill a (born 1963) President	Since June 2014	Chief Operating Officer (June 2014-present); Executive Vice-President, UMB Fund Services, Inc. (January 2007-June 2014). Vice-President, Investment Managers Series Trust (December 2013 – June 2014).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007).	N/A	N/A
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present).	N/A	N/A
Martin Dziura b (born 1959) Chief Compliance Officer	Since June 2014	Cipperman Compliance Services (2010 – present); Chief Compliance Officer, Hanlon Investment Management (2009-2010).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 W. Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 500 Swedesford Road, Suite 104, Wayne, Pennsylvania 19087.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

All Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/14	6/30/14	1/1/14 – 6/30/14
Actual Performance	$ 1,000.00	$ 1,045.70	$ 5.58
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,019.34	$ 5.51

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2014 (Unaudited)

Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/14	6/30/14	1/1/14 – 6/30/14
Actual Performance	$ 1,000.00	$ 1,040.20	$ 6.07
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,018.84	$ 6.01

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

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Segall Bryant & Hamill All Cap Fund
 Segall Bryant & Hamill Small Cap Value Fund
Each a series of the Investment Managers Series Trust

Investment Advisor
Segall Bryant & Hamill
10 S. Wacker Drive, Suite 3500
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill All Cap Fund	SBHAX	46141P 784
Segall Bryant & Hamill Small Cap Value Fund	SBHVX	46141P 776

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Segall Bryant & Hamill Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 490-4999

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-490-4999.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee. The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.” The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant. In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2014	FYE 6/30/2013
Audit Fees	$27,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$5,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2014	FYE 6/30/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 6/30/2014	FYE 6/30/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	9/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date:	9/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date:	9/8/2014